Note 8 - (Loss) Income per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Notes To Financial Statements [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Year ended December 31,
	2023	2022	2021
Numerator
Net (loss) income	$(84,217)	$(37,348)	$35,095
Preferred stock dividends	(552)	(552)	(552)

Net (loss) income applicable to common stockholders	$(84,769)	$(37,900)	$34,543

Denominator
Basic weighted average common shares	605,668	557,344	536,192
Dilutive stock options, restricted stock units, and warrants	—	—	5,984

Diluted weighted average common shares	605,668	557,344	542,176

Basic (loss) income per common share	$(0.14)	$(0.07)	$0.06
Diluted (loss) income per common share	$(0.14)	$(0.07)	$0.06